Issued Debt Instruments and Other Financial Liabilities (Details 3) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 9,500,723	$ 8,115,233	$ 7,093,653
Senior Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	8,574,213	7,198,865
Senior Bonds [Member] | UF [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments		4,095,741
Senior Bonds [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	1,649,238	1,094,267
Senior Bonds [Member] | CHF
Disclosure of financial liabilities [line items]
Issued debt instruments	499,485	386,979
Senior Bonds [Member] | CLP
Disclosure of financial liabilities [line items]
Issued debt instruments	1,242,633	1,291,900
Senior Bonds [Member] | AUD
Disclosure of financial liabilities [line items]
Issued debt instruments	124,748	24,954
Senior Bonds [Member] | JPY [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	77,797	191,598
Senior Bonds [Member] | EUR
Disclosure of financial liabilities [line items]
Issued debt instruments	165,708	$ 113,426
Senior Bonds [Member] | CLF [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 4,814,604